Net interest income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest income:
Cash and deposits at amortized cost	₩ 210,415	₩ 155,075
Cash and due from banks			₩ 167,793
Deposits at FVTPL	31,506	33,845
Securities at FVTPL	740,378	623,651
Trading assets			489,836
Financial assets designated at fair value through profit or loss			57,899
Securities at FVOCI	1,077,995	759,301
Available-for-sale financial assets			671,912
Securities at amortized cost	1,061,262	730,382
Held-to-maturity financial assets			651,107
Loans at amortized cost	12,435,302	11,158,558
Loans at FVTPL	56,961	23,110
Loans			9,673,635
Others	93,543	88,534	86,472
Interest income	15,707,362	13,572,456	11,798,654
Interest expense:
Deposits	(3,644,632)	(3,091,659)	(2,482,415)
Borrowings	(551,416)	(468,068)	(352,069)
Debt securities issued	(1,666,257)	(1,336,840)	(1,085,366)
Others	(107,093)	(95,800)	(35,851)
Interest expense	(5,969,398)	(4,992,367)	(3,955,701)
Net interest income	₩ 9,737,964	₩ 8,580,089	₩ 7,842,953